Related party balances and transactions	12 Months Ended
Dec. 31, 2021
Related party balances and transactions
Related party balances and transactions

13. Related party balances and transactions

In 2019, the Group transferred loan portfolios with an aggregate amount of RMB108.7 million to Zijinzhonghao(Zhejiang) Investment Co., Ltd. The considerations received by the Group were determined based on the outstanding loan balances on the transaction dates.

In 2019, the Group purchased earnings rights of two loans from Jiangxi Ruijing. The considerations paid amounted to RMB100,000,000 and RMB280,000,000, respectively, which equal to the principal amounts of the underlying loans. In 2020, earnings right of the former loan (Loan#1) had been fully repaid. Earnings right of the latter loan (Loan#2) had been partially repaid by RMB20,000,000 and RMB160,000,000 in 2020 and 2021, respectively, and the remaining RMB100,000,000 had been fully repaid in January 2022. (Note 4(1)). The associated interest income amounted to RMB27,111,557, RMB28,774,549 and RMB17,269,246(US$2,709,921) in 2019, 2020 and 2021, respectively.

In 2021, the Company entered into agreements with a financing guarantee company, which is a wholly-owned subsidiary of the Company's equity investee obtained in 2020. This financing guarantee company provides guarantee service for an identified portfolio of loans the Company facilitated and charges borrowers a guarantee fee, a portion of which will be subsequently paid to the Company as the service fee for the intermediary service the Company provide. During the year of 2021, this financing guarantee company provided guarantee service for 5.9% of the total loans the Company facilitated. The Company recognized total net revenue of RMB78,801,582(US$12,365,688) during the year of 2021 in connection with the service fees of facilitation service for loans that covered by this financing guarantee company. As of December 31, 2021, contract assets of RMB66,761,250(US$10,476,297) will be subsequently collected from this financing guarantee company.

In 2021, the Group provided a loan of RMB150,000,000(US$23,538,273) to an associate of the Group, Shenyang Tianxinhao Technology Limited, and the monthly interest rate applied is 0.5%. The loan had been fully repaid during the year of 2021. The associated interest income amounted to RMB750,000(US$117,691) in 2021.